Project debt (Tables)	3 Months Ended
Mar. 31, 2022
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2022 and December 31, 2021 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	4,647,941	4,387,674
Current	389,066	648,519
Total Project debt	5,037,007	5,036,193

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2022, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2022
Interest payment	Nominal repayment	Between January and March 2023	Between April and December 2023	2024	2025	2026	Subsequent years	Total
($ in thousands)
57,015	302,466	29,584	329,085	367,936	495,038	410,293	3,045,590	5,037,007

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Kaxu debt repayment as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193